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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------

       This Amendment (Check only one.): [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sankaty Advisors, LLC*
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 28-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

*Sankaty Advisors, LLC serves as an advisor to pooled investment vehicles (the "Funds") but exercises investment discretion with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Sankaty Advisors, LLC shall not be construed as an admission that Sankaty Advisors, LLC is the beneficial owner of such shares held by each of the Funds.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan S. Lavine
Title:    Manager
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Jonathan S. Lavine            Boston, MA                   11/15/10
-------------------------   -------------------------   ------------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          20

Form 13F Information Table Value Total:     441,389
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number    Name
     ---     --------------------    ----

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                             SANKATY ADVISORS, LLC.
                    FORM 13F INFORMATION TABLE AS OF 9/30/10

                                                                                                                  VOTING AUTHORITY
                                                                             VALUE    INVESTMENT     OTHER      --------------------
NAME OF ISSUER                 TITLE OF CLASS      CUSIP        SHARES     (X$1000)   DISCRETION    MANAGERS     SOLE  SHARED  NONE
----------------------------  ----------------   ---------   -----------   --------   ----------   ----------   ------ ------ ------
ALERE INC                     COM ADDED          01449J105     2,068,515     63,979    (OTHER)                                   X
BLACKSTONE GROUP L P          COM UNIT LTD       09253U108     1,183,000     15,012    (OTHER)                                   X
CABLEVISION SYS CORP          CL A NY CABLVS     12686C109       633,500     16,591    (OTHER)                                   X
CASELLA WASTE SYS INC         CL A               147448104       748,238      3,143    (OTHER)                                   X
CORE MARK HOLDING CO INC      COM                218681104        40,129      1,242    (OTHER)                                   X
DDI CORP                      COM 0.0001 NEW     233162502     1,154,062     10,664    (OTHER)                                   X
FORTRESS INVESTMENT GROUP LL  CLA A              34958B106     2,460,800      8,834    (OTHER)                                   X
HUDSON CITY BANCORP           COM                443683107     2,067,000     25,341    (OTHER)                                   X
JARDEN CORP                   COM                471109108     1,529,661     47,618    (OTHER)                                   X
KKR & CO L P DEL              COM UNITS ADDED    48248M102       952,000     10,091    (OTHER)                                   X
NRG ENERGY INC                COM NEW            629377508     2,463,140     51,283    (OTHER)                                   X
OSHKOSH CORP                  COM                688239201     1,100,059     30,252    (OTHER)                                   X
PAETEC HOLDING CORP           COM                695459107     7,651,908     31,449    (OTHER)                                   X
RELIANCE STEEL & ALUMINUM CO  COM                759509102       630,663     26,191    (OTHER)                                   X
ROADRUNNER TRNSN SVCS HLDG I  COM                76973Q105       382,463      4,146    (OTHER)                                   X
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A           848574109     3,079,715     61,379    (OTHER)                                   X
SUPERMEDIA INC                COM                868447103        64,503        682    (OTHER)                                   X
SUPERMEDIA INC                COM                868447103        28,563        302    (Sole)                             X
TOWN SPORTS INTL HLDGS INC    COM                89214A102     2,135,231      5,808    (OTHER)                                   X
VERINT SYS INC                COM ADDED          92343X100       926,605     27,381    (OTHER)                                   X